Investment in the joint venture - Equity method	12 Months Ended
Dec. 31, 2019
Investment in the joint venture - Equity method
Note 5 - Investment in the joint venture - Equity method

In 2016, the Company entered the joint venture agreement with PlanET Biogas Global GmbH (PlanET Germany) to establish presence in China with technical support from PlanET Germany. Both parties agreed to invest $50,000 for 50% ownership of the joint venture entity. As of December 31, 2019, the joint venture has no significant operation.

The following table illustrates the financial information of the Company’s joint venture:

	December 31,	December 31,
	2019	2018
Share of the joint ventures’ (loss) for the year ended	$(6,690)	$(11,199)
Carrying amount of the Company’s investments in the joint ventures	$27,888	$35,071